SIGNIFICANT ACCOUNTING POLICIES (Schedule of Changes in Accumulated Balances of Other Comprehensive Income) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		$ 469,895	$ 437,653	$ 400,221
Total other comprehensive income (loss), net of tax		(4,791)	2,882	948
Balance		466,501	469,895	437,653
Accumulated Foreign Currency Translation Differences [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		683	(1,178)
Other comprehensive loss before reclassifications		(3,363)	1,861
Amounts reclassified from AOCI
Total other comprehensive income (loss), net of tax		(3,363)	1,861
Balance		(2,680)	683	(1,178)
Accumulated other comprehensive income (loss), net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	[1]	683	(1,150)	(1,892)
Other comprehensive loss before reclassifications		(5,452)	2,975
Amounts reclassified from AOCI		1,592	(1,142)
Total other comprehensive income (loss), net of tax		(3,860)	1,833
Balance	[1]	(3,177)	683	(1,150)
Accumulated losses on derivative instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance			28
Other comprehensive loss before reclassifications		(2,089)	1,114
Amounts reclassified from AOCI		1,592	(1,142)
Total other comprehensive income (loss), net of tax		(497)	(28)
Balance		$ (497)		$ 28

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation and hedging transactions.